Pension and other post-retirement benefits (Tables)	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Benefit Obligations Fair Value of Plan Assets and Funded Status
The following table sets forth the projected benefit obligations, fair value of plan assets, and funded status of the Company’s plans as of December 31:

	Pension benefits		OPEB
	2015	2014	2015	2014
Change in projected benefit obligation
Projected benefit obligation, beginning of year	$241,963	$178,113	$68,257	$45,399
Projected benefit obligation assumed from business combination	—	1,022	—	—
Modifications to pension plan	(4,995)	(560)	—	—
Service cost	6,663	4,828	3,093	2,022
Interest cost	9,642	8,549	2,914	2,186
Actuarial loss (gain)	(16,098)	39,704	(8,466)	14,893
Contributions from retirees	—	—	412	331
Benefits paid	(13,024)	(8,125)	(2,447)	(1,586)
Loss on foreign exchange	45,231	18,432	12,802	5,012
Projected benefit obligation, end of year	$269,382	$241,963	$76,565	$68,257
Change in plan assets
Fair value of plan assets, beginning of year	156,990	139,280	14,295	13,395
Actual return (loss) on plan assets	(5,657)	6,568	20	1,176
Employer contributions	7,975	5,676	3,028	(222)
Benefits paid	(12,589)	(7,414)	(2,036)	(1,255)
Gain on foreign exchange	29,453	12,880	2,842	1,201
Fair value of plan assets, end of year	$176,172	$156,990	$18,149	$14,295
Unfunded status	$(93,210)	$(84,973)	$(58,416)	$(53,962)
Amounts recognized in the consolidated balance sheets consists of:
Current liabilities	(470)	—	(1,062)	(333)
Non-current liabilities	(92,740)	(84,973)	(57,354)	(53,629)
Net amount recognized	$(93,210)	$(84,973)	$(58,416)	$(53,962)

Amounts Recognized in Accumulated Other Comprehensive loss
The amounts recognized in OCI before tax were as follows:

	AOCI
	Pension	OPEB
Balance, January 1, 2014	$(14,385)	$(9,083)
Current year net actuarial gain	43,350	14,338
Current year prior service loss	(563)	—
Amortization of net actuarial loss	349	641
Balance at December 31, 2014	$28,751	$5,896
Current year net actuarial loss	1,505	(7,554)
Current year prior service credits	(4,864)	—
Amortization of net actuarial gain	(1,358)	(680)
Amortization of prior service credits	457	—
Balance at December 31, 2015	$24,491	$(2,338)

Weighted Average Assumptions Used to Determine Net Benefit Obligation
Weighted average assumptions used to determine net benefit obligation for 2015 and 2014 were as follows:

	Pension benefits		OPEB
	2015	2014	2015	2014
Discount rate	4.16%	3.71%	4.23%	3.80%
Rate of compensation increase	3.00%	3.01%	N/A	N/A
Health care cost trend rate
Before Age 65			6.50%	7.00%
Age 65 and after			6.50%	7.00%
Assumed Ultimate Medical Inflation Rate			4.75%	5.00%
Year in which Ultimate Rate is reached			2023	2019
Weighted average assumptions used to determine net benefit cost for 2015 and 2014 were as follows:

	Pension benefits		OPEB
	2015	2014	2015	2014
Discount rate	3.71%	4.55%	3.82%	4.60%
Expected return on assets	6.44%	7.00%	5.50%	5.53%
Rate of compensation increase	3.01%	2.97%	N/A	N/A
Health care cost trend rate
Before Age 65			7.00%	7.63%
Age 65 and after			7.00%	7.63%
Assumed Ultimate Medical Inflation Rate			5.00%	5.00%
Year in which Ultimate Rate is reached			2019	2019

Effect of One Percent Change in Assumed Health Care Cost Trend Rate (HCCTR)
The effect of a one percent change in the assumed health care cost trend rate (“HCCTR”) for 2015 is as follows:

2015
Effect of a 1 percentage point increase in the HCCTR on:
Year-end benefit obligation	$10,763
Total service and interest cost	1,111
Effect of a 1 percentage point decrease in the HCCTR on:
Year-end benefit obligation	$(8,687)
Total service and interest cost	(871)

Components of Net Benefit Costs For Pension Plans and OPEB Recorded as Part of Administrative Expenses
The following table lists the components of net benefit costs for the pension plans and OPEB recorded as part of operating expenses in the consolidated statements of operations. The employee benefit costs related to businesses acquired are recorded in the consolidated statements of operations from the date of acquisition.

	Pension benefits		OPEB
	2015	2014	2015	2014
Service cost	$6,663	$4,828	$3,093	$2,022
Interest cost	9,642	8,549	2,914	2,186
Expected return on plan assets	(11,989)	(10,018)	(713)	(628)
Amortization of net actuarial loss (gain)	1,398	(346)	510	(641)
Amortization of prior service credits	(471)	—	—	—
Net benefit cost	$5,243	$3,013	$5,804	$2,939

Target Asset Allocation
The Company’s target asset allocation is as follows:

Asset Class	Target (%)	Range (%)
Equity securities	74%	49% - 78%
Debt securities	26%	22% - 51%
Other	—%	0% - 1%

10.	Pension and other post-employment benefits (continued)

(d)	Plan assets (continued)
The fair values of investments as of December 31, 2015, by asset category, are as follows:

Asset Class	Level 1	Percentage
Equity securities	138,993	72%
Debt securities	54,542	28%
Other	787	—%

Expected Benefit Payments
The expected benefit payments over the next ten years are as follows:

	2016	2017	2018	2019	2020	2021-2025
Pension plan	$15,037	$13,829	$14,474	$15,120	$15,692	$88,692
OPEB	3,113	3,375	3,584	3,804	4,396	25,720